Related Party Balances and Transactions - Schedule of Balance Due from Shareholders (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Due from/ (to)shareholders/ related party		$ (154,453)		$ 372,103
Less: allowance for expected credit loss			$ (17,818)	(17,818)	$ (17,059)
Total shareholders amount		$ (154,453)		$ 354,285